Commitments	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Commitments [Line Items]
COMMITMENTS

NOTE 8 — COMMITMENTS

Registration Rights

The holders of the Founder Shares, Private Placement Warrants, shares of Class A common stock underlying the Private Placement Warrants, warrants issuable upon conversion of working capital loans (if any), and the shares of Class A common stock issuable upon exercise of or conversion of the foregoing are entitled to registration rights pursuant to certain registration rights agreements executed on January 29, 2021, requiring the Company to register such securities for resale (in the case of the initial shares, only after conversion to the Company’s Class A common stock). Certain holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of the Company’s initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the Sponsor may not exercise its demand and “piggyback” registration rights after five (5) and (7) years, respectively, after the effective date of the registration statement filed in connection with the IPO and may not exercise its demand rights on more than one occasion. In addition, if Hudson Bay acquires units in the IPO and becomes an affiliate (as defined in the Securities Act) of us following such offering, the Company has agreed to file a registration statement following such offering to register the resale of the units (including the shares of Class A common stock and warrants included in the units) purchased by Hudson Bay (or its nominee)

in the IPO. Pursuant to the Company’s registration rights agreement with its initial stockholders, the Company will be liable for certain liquidated damages for failure to honor such holders’ registration rights described herein. There is no defined maximum allowed amount of potential liquidated damages in the registration rights agreement with the Company’s initial stockholders. The Company’s registration rights agreement with its initial stockholders expires upon the earlier of (i) the tenth anniversary of the date it was executed or (ii) the date as of which (A) all of the registrable securities (as defined therein) have been sold pursuant to a registration statement or (B) with respect to any holder, such holder ceasing to hold registrable securities.

Business Combination Marketing Agreement

The Company has engaged Maxim Group LLC, an affiliate of its Sponsor, as advisors in connection with its initial Business Combination to assist it in arranging meetings with its stockholders to discuss a potential Business Combination and the target business’ attributes, introduce it to potential investors that may be interested in purchasing its securities, assist it in obtaining stockholder approval for its initial Business Combination and assist it with the preparation of press releases and public filings in connection with the initial Business Combination. The Company will pay Maxim Group LLC for such services upon the consummation of the initial Business Combination a cash fee in an amount equal to 3.5% of the gross proceeds of the IPO (exclusive of any applicable finders’ fees which might become payable) or $6,037,500. Pursuant to the terms of the Business Combination marketing agreement, no fee will be due if the Company does not complete an initial Business Combination.

Proposed Business Combination Agreement

On August 4, 2021, the Company and GCAC Merger Sub Inc., a Delaware corporation and newly formed wholly-owned subsidiary of the Company (“Merger Sub”) entered into a Business Combination Agreement (the “Business Combination Agreement”) with Cepton Technologies, Inc., a Delaware corporation (“Cepton”). Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, upon the consummation of the transactions contemplated by the Business Combination Agreement (the “Closing”), Merger Sub will merge with and into Cepton (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement, the “Transactions”), with Cepton continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of the Company. Upon the consummation of the business combination, the Company will change its name to Cepton, Inc.

The parties expect the Transactions to be completed in the fourth calendar quarter of 2021, subject to, among other things, the approval of the Transactions by each of the Company’s and Cepton’s stockholders, satisfaction of the conditions stated in the Business Combination Agreement and other customary closing conditions.

Cepton Stockholder Support Agreements

Concurrently with the execution of the Business Combination Agreement, the Company, Merger Sub and certain Cepton stockholders (the “Supporting Cepton Stockholders”) entered into the Cepton Stockholder Support Agreements (the “Cepton Stockholder Support Agreements”). Each Cepton Stockholder Support Agreement provides, among other things, that on (or effective as of) the third business day following the date that the proxy statement/consent solicitation statement/prospectus is disseminated to Cepton’s stockholders, each Supporting Cepton Stockholder will execute and deliver a written consent with respect to the outstanding shares of Cepton common stock and Cepton preferred stock held by such Supporting Cepton Stockholder adopting the Business Combination Agreement and approving the Transactions.

Amended Registration Rights Agreement

Contemporaneously with the execution and delivery of the Business Combination Agreement, the Company’s sponsor, Growth Capital Sponsor LLC (the “Sponsor”), Nautilus Carriers LLC (“Nautilus”), HB Strategies LLC (“HB Strategies”), and certain other stockholders of the Company (collectively, the “Initial Holders”), Cepton, and certain

Cepton stockholders entered into an amendment (the “Amended Registration Rights Agreement”) to those certain Registration Rights Agreements, each dated as of January 29, 2021, (“Existing Registration Rights Agreement”) by and among the Company and the Initial Holders. Pursuant to the Amended Registration Rights Agreement, the stockholder parties will be provided the right to demand registrations, piggy-back registrations and shelf registrations with respect to Registrable Securities (as defined in the Amended Registration Rights Agreement). The Amended Registration Rights Agreement supersedes the Existing Registration Rights Agreement between Company and certain of the Initial Holders.

Confidentiality and Lock-Up Agreement

Contemporaneously with the execution and delivery of the Business Combination Agreement, certain Cepton stockholders entered into a Confidentiality and Lock-up Agreement with the Company (each, a “Confidentiality and Lock-Up Agreement”). Pursuant to the Confidentiality and Lock-Up Agreements, each Cepton stockholder party thereto agreed to a 180-day lock-up of its restricted securities of the Company following Closing, subject to (i) early release upon certain corporate transactions and (ii) certain limited permitted transfers where the recipient takes the shares subject to the restrictions in the Confidentiality and Lock-Up Agreement.

Unpaid Expenses and Lock-Up Agreement

Contemporaneously with the execution and delivery of the Business Combination Agreement, the Company, Sponsor, Nautilus, HB Strategies, and Cepton entered into an Unpaid Expenses and Lock-Up Agreement (the “Unpaid Expenses and Lock-Up Agreement”), pursuant to which, among other things, Sponsor, Nautilus, and HB Strategies agreed that if the Company’s unpaid or contingent liabilities as of immediately prior to the Closing (excluding deferred underwriting and business combination marketing fees and expenses arising from the Company’s initial public offering and excluding any fees and expenses arising from the PIPE Investment) exceed $10,000,000, the Sponsor, Nautilus, and HB Strategies, each will, at their election, either forfeit immediately prior to the Closing a number of Founder Shares and Founder Warrants having an aggregate value equal to the Excess Expense Amount (as defined in the Unpaid Expenses and Lock-Up Agreement)) or (ii) pay to the Company an amount in cash equal to the Excess Expense Amount. Pursuant to the Unpaid Expenses and Lock-Up Agreement, each of the Sponsor, Nautilus, and HB Strategies are subject to certain lock-up restrictions.

Stockholder Support Agreement

Contemporaneously with the execution and delivery of the Business Combination Agreement, Cepton and certain stockholders of the Company entered into Stockholder Support Agreements (the “Stockholder Support Agreements”). Pursuant the Stockholder Support Agreements, the stockholders of the Company party thereto will agree, among other things, to vote their shares of the Company’s Class B common stock in favor of the adoption an approval of the Business Combination Agreement and the Transactions. HB Strategies entered into a substantially similar Stockholder Support Agreement.

Subscription Agreements

In connection with the proposed business combination between the Company and Cepton, the Company entered into subscription agreements (the “Subscription Agreements”) with the investors named therein (the “PIPE Investors”), pursuant to which the Company agreed to issue and sell to the PIPE Investors approximately $59.5 million of the Company’s Class A common stock immediately prior to closing of the Merger (the “PIPE Investment”). The PIPE Investment is conditioned on the concurrent closing of the Merger and other customary closing conditions. The proceeds from the PIPE Investment will be used to fund a portion of the cash consideration for the proposed business combination. The Subscription Agreements provide for certain customary registration rights for the PIPE Investors.

The Business Combination Agreement and related agreements are further described in the Company’s Current Report on Form 8-K filed with the SEC on August 5, 2021. The foregoing descriptions of each of the Business Combination Agreement, the Cepton Stockholder Support Agreements, the Amended Registration Rights Agreement, the Confidentiality and Lock-Up Agreement, the Unpaid Expenses and Lock-Up Agreement, the Stockholder Support Agreement and the Subscription Agreements are qualified in their entirety by reference to such agreements filed as an exhibit to this Quarterly Report.

NOTE 8 — COMMITMENTS

Registration Rights

The holders of the Founder Shares, Private Placement Warrants, shares of Class A common stock underlying the Private Placement Warrants, warrants issuable upon conversion of working capital loans (if any), and the shares of Class A common stock issuable upon exercise of or conversion of the foregoing are entitled to registration rights pursuant to certain registration rights agreements executed on January 29, 2021, requiring the Company to register such securities for resale (in the case of the initial shares, only after conversion to the Company’s Class A common stock). Certain holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of the Company’s initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the Sponsor may not exercise its demand and “piggyback” registration rights after five (5) and (7) years, respectively, after the effective date of the registration statement filed in connection with the IPO and may not exercise its demand rights on more than one occasion. In addition, if Hudson Bay acquires units in the IPO and becomes an affiliate (as defined in the Securities Act) of us following such offering, the Company has agreed to file a registration statement following such offering to register the resale of the units (including the shares of Class A common stock and warrants included in the units) purchased by Hudson Bay (or its nominee) in the IPO. Pursuant to the Company’s registration rights agreement with its initial stockholders, the Company will be liable for certain liquidated damages for failure to honor such holders’ registration rights described herein. There is no defined maximum allowed amount of potential liquidated damages in the registration rights agreement with the Company’s initial stockholders. The Company’s registration rights agreement with its initial stockholders expires upon the earlier of (i) the tenth anniversary of the date it was executed or (ii) the date as of which (A) all of the registrable securities (as defined therein) have been sold pursuant to a registration statement or (B) with respect to any holder, such holder ceasing to hold registrable securities.

Business Combination Marketing Agreement

The Company has engaged Maxim Group LLC, an affiliate of its Sponsor, as advisors in connection with its initial Business Combination to assist it in arranging meetings with its stockholders to discuss a potential Business Combination and the target business’ attributes, introduce it to potential investors that may be interested in purchasing its securities, assist it in obtaining stockholder approval for its initial Business Combination and assist it with the preparation of press releases and public filings in connection with the initial Business Combination. The Company will pay Maxim Group LLC for such services upon the consummation of the initial Business Combination a cash fee in an amount equal to 3.5% of the gross proceeds of the IPO (exclusive of any applicable finders’ fees which might become payable) or $6,037,500. Pursuant to the terms of the Business Combination marketing agreement, no fee will be due if the Company does not complete an initial Business Combination.

Cepton Technologies, Inc. [Member]
Commitments [Line Items]
COMMITMENTS

Note 14. Commitments and Contingencies

Operating Lease Commitments

The Company leases office and manufacturing facilities under noncancelable operating leases expiring at various dates through January 2023. On April 15, 2021, the Company entered into a new lease agreement for 92,842 square feet of office space in San Jose, California. The lease began on June 1, 2021 and is set to expire on January 31, 2023.

Rent expense is recognized on a straight-line basis over the term of the leases and accordingly, the Company records any differences between cash rent payments and the recognition of rent expense as a deferred rent liability.

As of September 30, 2021, future minimum lease payments under all noncancelable operating leases with an initial lease term in excess of one year were as follows (in thousands):

September 30, 2021
2021	$543
2022	1,853
2023	152
Total	$2,548

Rent expense under these leases was approximately $1,383,000 and $478,000 for the nine months ended September 30, 2021 and 2020, respectively.

Legal Proceedings

From time to time, the Company may be involved in various legal claims and litigation that arise in the normal course of its operations. The Company is defending all current litigation matters. Although there can be no assurances and the outcome of these matters is currently not determinable, the Company currently believes that none of these claims or proceedings are likely to have a material adverse effect on the Company’s financial position.

The Company records accruals for our outstanding legal proceedings, investigations or claims when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Company evaluated developments in legal proceedings, investigations or claims that could affect the amount of any accrual, as well as any developments that would result in a loss contingency to become both probable and reasonably estimable. The Company has not recorded any accrual for loss contingencies associated with such legal claims or litigation discussed above.

Note 13. Commitments and Contingencies

Operating Lease Commitments

The Company leases office and manufacturing facilities under noncancelable operating leases expiring at various dates through August 2022. In December 2017, the Company began leasing approximately 25,000 square feet of office space in San Jose, California as its corporate headquarters.

Rent expense is recognized on a straight-line basis over the term of the leases and accordingly, the Company records any differences between cash rent payments and the recognition of rent expense as a deferred rent liability.

As of December 31, 2020, future minimum lease payments under all noncancelable operating leases with an initial lease term in excess of one year were as follows (in thousands):

December 31, 2020
2021	$552
2022	18
Total	$570

Rent expense under these leases was approximately $654,000 and $656,000 for the years ended December 31, 2020 and 2019, respectively.

Legal Proceedings

From time to time, the Company may be involved in various legal claims and litigation that arise in the normal course of its operations. The Company is defending all current litigation matters. Although there can be no assurances and the outcome of these matters is currently not determinable, the Company currently believes that none of these claims or proceedings are likely to have a material adverse effect on the Company’s financial position.

The Company records accruals for our outstanding legal proceedings, investigations or claims when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Company evaluated developments in legal proceedings, investigations or claims that could affect the amount of any accrual, as well as any developments that would result in a loss contingency to become both probable and reasonably estimable. The Company has not recorded any accrual for loss contingencies associated with such legal claims or litigation discussed above.